Cover	Aug. 08, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 8, 2025, Zeo Energy Corp., a Delaware corporation (“Zeo Energy” or the “Company”) reported on a Current Report on Form 8-K (which report being filed after 5:30 p.m. ET was deemed filed on August 11, 2025, the “Initial Form 8-K”) with the Securities and Exchange Commission (the “SEC”) that following the close of business on August 8, 2025, Zeo Energy consummated the Mergers (defined below) contemplated by the Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), dated as of May 28, 2025, by and among Zeo Energy, Heliogen, Inc., a Delaware corporation (“Heliogen”), Hyperion Merger Corp., a Delaware corporation and a direct, wholly-owned subsidiary of Zeo Energy (“Merger Sub I”) and Hyperion Acquisition LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of Zeo Energy (“Merger Sub II”). Capitalized terms used but not otherwise defined herein shall have the meaning ascribed to such terms in the Merger Agreement. On August 8, 2025, Merger Sub I merged with and into Heliogen (the “First Merger”), with Heliogen surviving the First Merger (Heliogen, as the surviving entity of the First Merger, the “First Surviving Corporation”) with the First Surviving Corporation becoming a direct, wholly owned subsidiary of Zeo Energy, and immediately following the First Merger, the First Surviving Corporation merged with and into Merger Sub II (the “Second Merger” and, together with the First Merger, the “Mergers”), with Merger Sub II surviving the Second Merger and becoming a direct, wholly owned subsidiary of Zeo Energy.
Document Period End Date	Aug. 08, 2025
Entity File Number	001-40927
Entity Registrant Name	ZEO ENERGY CORP.
Entity Central Index Key	0001865506
Entity Tax Identification Number	98-1601409
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7625 Little Rd
Entity Address, Address Line Two	Suite 200A
Entity Address, City or Town	New Port Richey
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34654
City Area Code	727
Local Phone Number	375-9375
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ZEO
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50, subject to adjustment
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50, subject to adjustment
Trading Symbol	ZEOWW
Security Exchange Name	NASDAQ